UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21075

Dreyfus Institutional Cash Advantage Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	7/31/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Fund
July 31, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--41.9%	Principal Amount ($)	Value ($)
Banco Bilbao Vizcaya Argentaria (Yankee)
0.43% - 0.55%, 8/2/10 - 8/16/10	360,000,000 a	360,000,055
Banco Santander SA (Yankee)
0.75% - 0.80%, 8/9/10 - 8/16/10	1,200,000,000	1,200,000,000
Bank of Nova Scotia (Yankee)
0.30% - 0.35%, 8/9/10 - 8/16/10	750,000,000	750,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.40% - 0.60%, 8/6/10 - 9/7/10	1,300,000,000	1,300,000,000
Barclays Bank (Yankee)
0.70%, 1/18/11	515,000,000	515,000,000
Citibank N.A.
0.35%, 8/25/10	500,000,000	500,000,000
Credit Agricole CIB (Yankee)
0.40% - 0.66%, 8/6/10 - 11/1/10	1,500,000,000	1,500,000,000
Fortis Bank SA/NV (Yankee)
0.45% - 0.59%, 10/14/10 - 10/22/10	450,000,000	450,000,000
HSBC Bank PLC (London)
0.32%, 8/25/10	400,000,000	400,000,000
ING Bank (London)
0.50% - 0.54%, 8/23/10 - 11/1/10	1,400,000,000	1,400,000,000
Lloyds TSB Bank (Yankee)
0.50% - 0.53%, 8/19/10 - 10/14/10	1,050,000,000	1,050,001,540
Natixis (Yankee)
0.70%, 10/4/10 - 10/7/10	1,050,000,000	1,050,000,000
Rabobank Nederland (Yankee)
0.50%, 1/24/11	225,000,000	225,000,000
Royal Bank of Scotland PLC (Yankee)
0.51%, 10/25/10	800,000,000	800,000,000
Societe Generale (Yankee)
0.40% - 0.53%, 8/6/10 - 10/18/10	900,000,000	900,000,000
Sumitomo Mitsui Banking Corporation (Yankee)

0.54%, 9/7/10	200,000,000 b	200,000,000
UBS (Yankee)
0.33% - 0.75%, 8/5/10 - 1/27/11	1,350,000,000	1,350,000,000
Unicredit Bank AG (Yankee)
0.75%, 10/12/10	200,000,000	200,000,000
Westpac Capital Corp.
0.40%, 8/10/10	250,000,000 a	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $14,400,001,595)		14,400,001,595
Commercial Paper--14.1%
Abbey National NA
0.20%, 8/2/10	250,000,000	249,998,611
Barclays U.S. Funding
0.53%, 9/7/10	200,000,000	199,891,055
BPCE
0.40%, 8/4/10	100,000,000	99,996,667
Deutsche Bank Financial LLC
0.30%, 8/11/10	700,000,000	699,941,667
Fortis Funding LLC
0.65%, 9/13/10	100,000,000 b	99,922,361
General Electric Capital Corp.
0.30%, 8/6/10	400,000,000	399,983,333
General Electric Co.
0.19%, 8/2/10	750,000,000	749,996,042
NRW Bank
0.49% - 0.50%, 8/23/10 - 10/13/10	1,100,000,000 b	1,099,265,806
Skandinaviska Enskilda Banken
0.59%, 10/12/10	250,000,000 b	249,705,000
Societe Generale N.A. Inc.
0.50% - 0.64%, 10/4/10 - 11/1/10	575,000,000	574,307,278
Westpac Banking Corp.
0.49%, 8/7/10	125,000,000 a,b	125,008,888
Westpac Securities NZ Ltd.
0.52%, 9/7/10	300,000,000 b	299,839,667
Total Commercial Paper
(cost $4,847,856,375)		4,847,856,375
Asset-Backed Commercial Paper--5.7%

CAFCO
0.30% - 0.31%, 8/5/10 - 8/9/10	500,000,000 b	499,976,222
Cancara Asset Securitisation
0.53%, 10/8/10	175,000,000 b	174,824,805
CIESCO
0.31%, 8/9/10	100,000,000 b	99,993,111
Gemini Securitization Corp., LLC
0.21%, 8/2/10	800,000,000 b	799,995,333
Grampian Funding LLC
0.42%, 8/9/10	400,000,000 b	399,962,667
Total Asset-Backed Commercial Paper
(cost $1,974,752,138)		1,974,752,138
Corporate Notes--5.2%
Bank of America Securities LLC
0.36%, 8/2/10	625,000,000	625,000,000
Barclays Bank
0.79%, 8/19/10	675,000,000 a	675,000,000
Credit Suisse
0.68%, 8/19/10	500,000,000 a	500,000,000
Total Corporate Notes
(cost $1,800,000,000)		1,800,000,000
Short-Term Bank Notes--2.3%
Bank of America N.A.
0.60%, 1/19/11	400,000,000	400,000,000
Chase Bank USA
0.35%, 8/13/10	375,000,000	375,000,000
Total Short-Term Bank Notes
(cost $775,000,000)		775,000,000
Time Deposits--7.6%
Allied Irish Banks (Grand Cayman)
0.65%, 8/2/10	460,000,000	460,000,000
Bank of Ireland (Dublin)
0.65%, 8/2/10	360,000,000	360,000,000
Commerzbank (Grand Cayman)
0.22%, 8/2/10	20,000,000	20,000,000
KBC Bank (Grand Cayman)
0.20%, 8/2/10	524,000,000	524,000,000

State Street Bank and Trust Co. (Grand Cayman)
0.17%, 8/2/10	645,000,000	645,000,000
Svenska Handelsbanken (Grand Cayman)
0.19%, 8/2/10	600,000,000	600,000,000
Total Time Deposits
(cost $2,609,000,000)		2,609,000,000
U.S. Government Agencies--2.9%
Federal Home Loan Bank
0.30%, 8/19/11	500,000,000 a	500,000,000
Federal Home Loan Mortgage Corp.
0.51%, 10/16/10	500,000,000 a,c	500,000,000
Total U.S. Government Agencies
(cost $1,000,000,000)		1,000,000,000
Repurchase Agreements--20.3%
Credit Agricole
0.21%, dated 7/30/10, due 8/2/10 in the amount of
$2,000,035,000 (fully collateralized by $300,000,000
U.S. Treasury Inflation Protected Securities,
2.38%-3.88%, due 1/15/27-4/15/29, value $410,910,206
and $1,588,724,600 U.S. Treasury Notes, 0.63%-5.13%,
due 3/31/11-1/31/14, value $1,629,089,826)	2,000,000,000	2,000,000,000
Credit Suisse Securities LLC
0.20%-0.26%, dated 7/30/10, due 8/2/10 in the amount
of $1,075,019,167 (fully collateralized by
$97,262,507 Federal Home Loan Mortgage Corp.,
4%-5.50%, due 2/15/20-3/15/35, value $45,349,602,
$242,562,267 Federal National Mortgage Association,
0%-10.96%, due 5/25/27-8/25/40, value $62,094,412,
$185,643,336 Government National Mortgage
Association, 5%-7%, due 3/20/31-5/16/40, value
$147,556,051 and $1,865,276,000 U.S. Treasury Strips,
due 5/15/21-2/15/40, value $841,502,136)	1,075,000,000	1,075,000,000
Deutsche Bank Securities Inc.
0.20%, dated 7/30/10, due 8/2/10 in the amount of
$1,000,016,667 (fully collateralized by $161,229,000
Federal Farm Credit Bank, 0%-6.90%, due
8/3/10-4/12/32, value $167,277,266, $359,008,000

Federal Home Loan Bank, 0%-7.20%, due
8/2/10-7/15/36, value $374,130,906, $204,992,000
Federal Home Loan Mortgage Corp., 0%-6.75%, due
8/6/10-7/15/32, value $215,877,243 and $249,706,000
Federal National Mortgage Association, 0%-7.25%,
due 8/4/10-8/6/38, value $262,718,767)	1,000,000,000	1,000,000,000
Goldman, Sachs & Co.
0.14%-0.21%, dated 7/30/10, due 8/2/10 in the amount
of $1,000,014,583 (fully collateralized by
$680,339,370 Government National Mortgage
Association, 0%-6%, due 3/20/21-7/20/40, value
$510,000,001 and $505,798,200 U.S. Treasury Notes,
0.88%-1.13%, due 1/31/11-1/15/12, value $510,000,035)	1,000,000,000	1,000,000,000
HSBC USA Inc.
0.19%, dated 7/30/10, due 8/2/10 in the amount of
$400,006,333 (fully collateralized by $384,040,400
U.S. Treasury Bonds, 4.38%-4.50%, due
8/15/39-5/15/40, value $408,000,629)	400,000,000	400,000,000
RBS Securities, Inc.
0.20%, dated 7/30/10, due 8/2/10 in the amount of
$500,008,333 (fully collateralized by $233,255,900
U.S. Treasury Bonds, 4.63%, due 2/15/40, value
$259,711,981 and $247,910,000 U.S. Treasury Notes,
0.88%, due 2/29/12, value $250,288,469)	500,000,000	500,000,000
TD Securities (USA) LLC
0.22%, dated 7/30/10, due 8/2/10 in the amount of
$1,000,018,333 (fully collateralized by $256,739,700
U.S. Treasury Bills, due 8/5/10-7/28/11, value
$256,529,733, $103,461,800 U.S. Treasury Bonds,
4.25%-9.25%, due 2/15/16-5/15/40, value $120,129,598
and $617,289,200 U.S. Treasury Notes, 0.63%-5.75%,
due 8/15/10-5/15/20, value $643,340,718)	1,000,000,000	1,000,000,000
Total Repurchase Agreements
(cost $6,975,000,000)		6,975,000,000
Total Investments (cost $34,381,610,108)	100.0%	34,381,610,108
Cash and Receivables (Net)	.0%	1,943,332
Net Assets	100.0%	34,383,553,440

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to $4,048,493,860 or 11.8% of net assets.
c On September 7, 2008, the Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and Federal
Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At July 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	34,381,610,108
Level 3 - Significant Unobservable Inputs	-
Total	34,381,610,108

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Plus Fund
July 31, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--39.6%	Principal Amount ($)	Value ($)
Banco Bilbao Vizcaya Argentaria
0.43%, 8/16/10	70,000,000 a	70,000,000
Banco Santander SA (Yankee)
0.75%, 8/16/10	40,000,000	40,000,000
Bank of Nova Scotia (Yankee)
0.30%, 8/16/10	100,000,000	100,000,000
Fortis Bank SA/NV (Yankee)
0.45%, 10/22/10	40,000,000	40,000,000
ING Bank (London)
0.52%, 10/25/10	40,000,000	40,000,000
Natixis (Yankee)
0.40%, 8/4/10	50,000,000	50,000,000
Royal Bank of Scotland PLC (Yankee)
0.50%, 8/12/10	50,000,000	50,000,000
Societe Generale (Yankee)
0.53%, 10/18/10	40,000,000	40,000,000
UBS (Yankee)
0.75%, 1/27/11	50,000,000	50,000,000
Unicredit Bank AG (Yankee)
0.75%, 10/12/10	50,000,000	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $530,000,000)		530,000,000
Commercial Paper--11.9%
Deutsche Bank Financial LLC
0.30%, 8/11/10	50,000,000	49,995,833
General Electric Capital Corp.
0.30%, 8/5/10	100,000,000	99,996,667
Societe Generale N.A. Inc.
0.50%, 11/1/10	10,000,000	9,987,222
Total Commercial Paper
(cost $159,979,722)		159,979,722

Asset-Backed Commercial Paper--2.3%
Grampian Funding Ltd.
0.54%, 10/13/10
(cost $30,966,055)	31,000,000 [b]	30,966,055
Corporate Note--3.7%
Bank of America Securities LLC
0.36%, 8/2/10
(cost $50,000,000)	50,000,000	50,000,000
Time Deposits--9.2%
Allied Irish Banks (Grand Cayman)
0.65%, 8/2/10	40,000,000	40,000,000
Bank of Ireland (Dublin)
0.65%, 8/2/10	40,000,000	40,000,000
KBC Bank N.V. (Grand Cayman)
0.20%, 8/2/10	43,000,000	43,000,000
Total Time Deposits
(cost $123,000,000)		123,000,000
Repurchase Agreements--33.3%
Barclays Capital, Inc.
0.21%, dated 7/30/10, due 8/2/10 in the amount of
$147,002,573 (fully collateralized by $143,209,500
U.S. Treasury Notes, 2.38%, due 2/28/15, value
$149,940,029)	147,000,000	147,000,000
Deutsche Bank Securities Inc.
0.20%, dated 7/30/10, due 8/2/10 in the amount of
$100,001,667 (fully collateralized by $33,751,000
Federal Home Loan Mortgage Corp., 0%, due 11/30/10,
value $33,730,749 and $67,302,000 Federal National
Mortgage Association, 3%, due 10/20/14-10/27/14,
value $68,269,821)	100,000,000	100,000,000
Goldman, Sachs & Co.
0.21%, dated 7/30/10, due 8/2/10 in the amount of
$100,001,750 (fully collateralized by $1,860,946,636
Government National Mortgage Association, 0%-6.50%,
due 3/20/21-7/20/40, value $102,000,000)	100,000,000	100,000,000
HSBC USA Inc.
0.19%, dated 7/30/10, due 8/2/10 in the amount of

$100,001,583 (fully collateralized by $39,120,000
U.S. Treasury Bonds, 6.13%, due 11/15/27, value
$51,454,904 and $49,013,000 U.S. Treasury Notes,
1.75%, due 8/15/12, value $50,548,898)	100,000,000	100,000,000
Total Repurchase Agreements
(cost $447,000,000)		447,000,000
Total Investments (cost $1,340,945,777)	100.0%	1,340,945,777
Cash and Receivables (Net)	.0%	275,021
Net Assets	100.0%	1,341,220,798

a	Variable rate security--interest rate subject to periodic change.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, this security amounted to $30,966,055 or 2.3% of net assets.

At July 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,340,945,777
Level 3 - Significant Unobservable Inputs	-
Total	1,340,945,777

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 24, 2010

By: /s/ James Windels
James Windels Treasurer
Date: September 24, 2010

                                                                  EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)